Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets, Current [Abstract]
Cash and cash equivalents	$ 68,535	$ 101,734	$ 200,300
Due from related parties	6,555	4,240
Inventories	3,674	2,950
Prepaid expenses and other current assets	3,791	6,556
Total current assets	82,555	115,480
Assets, Noncurrent [Abstract]
Vessels, net	1,534,782	1,234,081	764,454
Vessels under construction	6,710	180,000	288,282
Deferred financing cost, net	3,068	3,307
Other assets	474	3,050
Due from related parties	15,821	11,239
Total non-current assets	1,560,855	1,431,677
Total assets	1,643,410	1,547,157
Liabilities, Current [Abstract]
Bank loans, net	46,993	13,480
Finance Lease, Liability, Current	1,144	0
Accounts payable and accrued expenses	10,087	10,033
Due to related parties	366	1,037
Total current liabilities	58,590	24,550
Liabilities, Noncurrent [Abstract]
Bank loans, net	576,967	493,793
Finance Lease, Liability, Noncurrent	17,747	0
Senior Notes, net	72,726	72,199
Total non-current liabilities	667,440	565,992
Total liabilities	726,030	590,542
Commitments and Contingencies (Note 7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock, $0.01 par value; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.01 par value per share; authorized 112,500,000 shares; issued and outstanding 74,902,364 and 75,298,676 shares as of December 31, 2017 and December 31, 2016, respectively	762	753
Paid-in capital	1,745,844	1,714,358
Common stock held in treasury, at cost; 1,465,448 shares at December 31, 2017	(11,004)	0
Accumulated Deficit	(818,222)	(758,496)
Total shareholders' equity	917,380	956,615
Total liabilities and shareholders' equity	$ 1,643,410	$ 1,547,157